GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The goodwill balances as of October 31, 2018, 2017 and 2016 and the movements in 2018 and 2017 for each of our reportable segments were as follows:

	Communications Solutions Group	Electronic Industrial Solutions Group	Ixia Solutions Group	Total
	(in millions)
Goodwill at October 31, 2016	$498	$238	$—	$736
Foreign currency translation impact	(14)	1	—	(13)
Goodwill arising from acquisitions	13	29	1,117	1,159
Goodwill at October 31, 2017	497	268	1,117	1,882
Foreign currency translation impact	(2)	(2)	(1)	(5)
Goodwill arising from acquisitions	4	2	—	6
Impairment losses	—	—	(709)	(709)
Divestitures	(2)	(1)	—	(3)
Balance at October 31, 2018	$497	$267	$407	$1,171

Goodwill	$497	$267	$1,116	$1,880
Accumulated impairment losses	—	—	(709)	(709)
Balance at October 31, 2018	$497	$267	$407	$1,171

Schedule of Other Intangible Assets by Major Class	ther intangible assets as of October 31, 2018 and 2017 consisted of the following:

	Other Intangible Assets as of October 31, 2018			Other Intangible Assets as of October 31, 2017
	Gross Carrying Amount	Accumulated Amortization and Impairments	Net Book Value	Gross Carrying Amount	Accumulated Amortization and Impairments	Net Book Value
	(in millions)
Developed technology	$835	$415	$420	$808	$252	$556
Backlog	13	13	—	13	12	1
Trademark/Tradename	33	14	19	33	8	25
Customer relationships	304	100	204	304	61	243
Non-compete agreements	1	—	1	1	—	1
Total amortizable intangible assets	1,186	542	644	1,159	333	826
In-Process R&D	1	—	1	29	—	29
Total	$1,187	$542	$645	$1,188	$333	$855